Short-Term Bond Fund Annual Fund Operating Expenses - Short-Term Bond Fund - Short-Term Bond Fund	Dec. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	0.76%